Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Common Stocks – 89 .2%
Basic Materials – 16 .8%
Albemarle Corp. .............................................................. 384 $ 84,084
MMC Norilsk Nickel Pjsc , ADR ................................................... 2,589 77,463
Vale SA , ADR ................................................................ 9,424 131,465
293,012
Communications – 16 .6%
Alphabet, Inc. , Class C * ........................................................ 28 74,629
Amazon.com, Inc. * ............................................................ 24 78,841
Netflix, Inc. * .................................................................. 125 76,292
Walt Disney Co. (The) * ......................................................... 345 58,364
288,126
Consumer, Cyclical – 17 .2%
Tesla, Inc. * ................................................................... 386 299,335
Industrial – 6 .9%
Kuka AG , ADR ................................................................ 1,496 120,376
Technology – 31 .7%
Advanced Micro Devices, Inc. * ................................................... 737 75,837
Apple, Inc. ................................................................... 522 73,863
Broadcom, Inc. ............................................................... 101 48,978
Microsoft Corp. ............................................................... 261 73,581
NVIDIA Corp. ................................................................. 382 79,135
Qualcomm, Inc. ............................................................... 340 43,853
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR .................................. 1,396 155,864
551,111
Total Common Stocks (Cost $ 1,586,623 ) ......................................................... 1,551,960
Number of
Contracts Notional Amount
Purchased Options – 8 .6%
Calls – Exchange-Traded – 7 .2%
Tesla, Inc. , January Strike Price $ 750 , Expires 1/21/22 .................. 8 $ 600,000 77,340
Tesla, Inc. , January Strike Price $ 1,275 , Expires 1/21/22 ................ 7 892,500 1,684
Tesla, Inc. , January Strike Price $ 1,275 , Expires 1/20/23 ................ 6 765,000 31,350
Tesla, Inc. , March Strike Price $ 1,725 , Expires 3/17/23 .................. 6 1,035,000 14,940
125,314
Puts – Exchange-Traded – 1 .4%
Invesco QQQ Trust , October Strike Price $ 352 , Expires 10/06/21 ......... 6 211,200 1,356
Invesco QQQ Trust , June Strike Price $ 100 , Expires 6/17/22 ............. 152 1,520,000 3,876
Invesco QQQ Trust , December Strike Price $ 170 , Expires 12/16/22 ........ 44 748,000 10,098
NASDAQ 100 Index , December Strike Price $ 4,000 , Expires 12/17/21 ..... 7 2,800,000 192
NASDAQ 100 Index , March Strike Price $ 7,000 , Expires 3/18/22 .......... 1 700,000 2,150
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/16/22 ...... 1 700,000 7,095
24,767
Total Purchased Options (Cost $ 239,078 ) .......................................................... 150,081

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Shares Value
Money Market Funds – 1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.01%(a)
(Cost $ 23,670 ) .............................................................. 23,670 $ 23,670
Total Investments – 99.2%
(Cost $ 1,849,371 ) ........................................................................... $ 1,725,711
Other Assets in Excess of Liabilities – 0 .8% ......................................................... 14,136
Net Assets – 100.0% .......................................................................... $ 1,739,847
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2021.
ADR : American Depositary Receipt
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 89 .2%
Purchased Options ............................................................................... 8 .6%
Money Market Funds ............................................................................. 1 .4%
Total Investments ................................................................................ 99 .2%
Other Assets in Excess of Liabilities .................................................................. 0 .8%
Net Assets ..................................................................................... 100 .0%